Subsequent Events	3 Months Ended	8 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

Note 9 — Subsequent Events

On April 15, 2021, the Company entered into an agreement and plan of merger, by and among the Company, Snowball Merger Sub, Inc., a Delaware corporation and a direct, wholly-owned subsidiary of the Company, Vicarious Surgical Inc. (“Vicarious Surgical”), and Adam Sachs, in his capacity as the stockholder representative (as it may be amended and/or restated from time to time).

There is no assurance that the Company’s plans to consummate its Initial Business Combination with Vicarious Surgical.

Management has evaluated subsequent events to determine if events or transactions occurring through the date the financial statements were issued required potential adjustment to or disclosure in the financial statements and has concluded that all such events that would require recognition or disclosure have been recognized or disclosed.

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.